Fair Value Measurements (Quantitative Information) (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) item
Unsecured Note [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 0.0
Duration	1 year
Estimated probabilities | item	0.02
Unsecured Note [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 4.8
Duration	2 years 4 months 24 days
Estimated probabilities | item	0.22
Unsecured Note [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 7.4
Duration	3 years
Estimated probabilities | item	0.38
Secured Debt [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 0.0
Duration	1 year
Estimated probabilities | item	0
Secured Debt [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 39.3
Duration	2 years 4 months 24 days
Estimated probabilities | item	0.13
Secured Debt [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflow | $	$ 58.5
Duration	3 years
Estimated probabilities | item	0.30